Note 4 - Collaboration Revenue	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Collaboration Revenue Disclosure [Text Block]
4.	Collaboration revenue

Eli Lilly and Company

On November 12, 2020, the Company’s subsidiary, SEED, entered into a research collaboration and license agreement (the “Lilly Collaboration Agreement”) with Eli Lilly and Company (“Lilly”). Under the Lilly Collaboration Agreement, SEED controls certain rights to an intellectual property and other materials related to a platform technology for ubiquitin ligase agonist screening (the “Ub Platform Technology”), and Lilly and SEED shall use commercially reasonable efforts to conduct a research and development program to generate, identify and/or optimize active compounds (“Lilly Compounds”) that directed against no more than three targets selected by Lilly (“Lilly Targets”), using the Ub Platform Technology in accordance with the applicable research plans for each of the Lilly Targets.

Under the Lilly Collaboration Agreement, Lilly paid SEED an upfront non-refundable fee of $10,000 in November 2020. In addition, SEED will also be eligible to receive up to approximately $780,000 in potential pre-clinical discovery, clinical and regulatory development milestone payments, as well as commercial milestones and royalty payments based on net sales of products that result from the collaboration. As of December 31, 2023, SEED has received $2,000 of these milestone payments for pre-clinical discovery. The Lilly Collaboration Agreement is within the scope of ASC 808, as both parties are active participants and are exposed to the risks and rewards dependent on the commercial success of the activities performed under the agreement. The Company further determined the collaboration is reflective of a vendor-customer relationship and therefore within the scope of ASC 606.

Under ASC 606, the Company determined the license under the Ub Platform Technology is not distinct within the context of the contract because it is used as inputs to produce and deliver the combined outputs, i.e. the identification of Lilly Compounds. The Company determined that it has a single performance obligation which is the stand ready obligation to provide the research and development services to Lilly throughout the shorter of the period up to the completion of research and development activities under the research plans for three Lilly Targets or the contract period of 7 years. Transaction price allocated to the research and development services is recognized as revenue over time on a straight-line basis because the customer simultaneously receives and consumes the benefits as the Company performs throughout a fixed term. The preclinical discovery, clinical and regulatory development milestone payments were fully constrained at contract inception, and are not included in the transaction price.

In connection with the Lilly Collaboration Agreement, the Company and SEED Technology (collectively, the “BYSI Entities”) transferred certain contracts, know-how, materials and equipment, and documents related to a proprietary technology platform to SEED for 9,631,941 Series A-1 convertible preferred shares (the “Series A-1 Preferred Shares”) of SEED. In addition, SEED, BYSI entities, and Lilly entered into share purchase agreements pursuant to which SEED issued an aggregate of 1,194,030 shares of its Series A-1 Preferred Shares to BYSI Entities, and 1,990,000 shares of its Series A-2 convertible redeemable preferred shares (the “Series A-2 Preferred Shares”, collectively with Series A-1 Preferred Shares, the “Preferred Shares”) to Lilly, each at a cash purchase price of $2.5125 per share. Series A-2 Preferred Shares were recorded as contingently redeemable noncontrolling interests in mezzanine equity (Note 15). Pursuant to the share purchase agreement (the “A2 SPA”) entered into between SEED and Lilly, SEED also agree to sell and issue to Lilly an additional 1,990,000 Series A-2 Preferred Shares to Lilly, at a cash purchase price of $2.5125 per share upon the fulfilment, prior to November 12, 2022, of certain conditions under the terms of the A2 SPA (the “Forward”). The fair value of the Series A-2 Preferred Shares and Forward at initial closing was determined by the Company with the assistance of a third party independent valuation firm. The Company used a discounted cash flow model to determine the total equity value of SEED and further adopted the equity allocation model to determine the fair value of the Series A-2 Preferred Shares as of the date of issuance which is adjusted for a lack of marketability discount because the shares are subject to certain restrictions. The fair value of the Series A-2 Preferred Shares and the Forward on the initial closing date was determined to be $5,267 and $278, respectively. In June 2022, SEED settled the Forward with Lilly, and issued 1,990,000 Series A-2 Preferred Shares to Lilly for $5,000 in cash upon achieving the conditions under the terms of the A2 SPA (Notes 15 and 16).

The Lilly Collaboration Agreement and the A2 SPA were combined and accounted for as a single arrangement since they were entered into at the same time. The total cash proceeds of $15,000 received from Lilly under the Lilly Collaboration Agreement and the A2 SPA were allocated to the Series A-2 Preferred Shares and the Forward at their fair value with the residual balance to the collaboration arrangement as follows:

November 20, 2020
$

Collaboration arrangement – research and development services	9,455
Fair value of Series A-2 Preferred Shares (Note 14)	5,267
Fair value of the Forward (Note 15)	278
Total cash proceeds	15,000

The Company recognized collaboration revenue of $1,351 and $1,751 related to the Lilly Collaboration Agreement for the years ended December 31, 2022 and 2023, respectively. Revenue recognized in each year were from amounts included in contract liabilities at the beginning of the year and milestone payments received during the year, if any.

Jiangsu Hengrui Pharmaceuticals Co., Ltd.

On August 25, 2021, the Company’s subsidiary, Wanchunbulin, entered into an exclusive commercialization and co-development agreement (“Hengrui Collaboration Agreement”) with Hengrui, pursuant to which Wanchunbulin granted Hengrui exclusive rights to commercialize Plinabulin in all indications (the “Plinabulin Products”) in mainland China, Hong Kong, Macau and Taiwan (the “Greater China”). Under the terms of Hengrui Collaboration Agreement, Hengrui assumed all commercialization responsibilities for the Plinabulin Products effective September 22, 2021, including sales and marketing, and Wanchunbulin agreed to provide services to Hengrui, including manufacture and supply of the Plinabulin Products. Wanchunbulin and Hengrui may further participate in the research and development of the Plinabulin Products for additional indications other than prevention of chemotherapy-induced neutropenia (“CIN”) and 2nd/3rd line treatment of non-small cell lung cancer (“NSCLC”), and each will share 50% of the research and development costs. The Hengrui Collaboration Agreement will remain effective until the patent protection period of all Plinabulin Products related intellectual properties expires.

Under the Hengrui Collaboration Agreement, Hengrui paid Wanchunbulin an upfront non-refundable fee of $31,039 (RMB200,000) in September 2021. Wanchunbulin will be eligible to receive up to $108,638 (RMB700,000) in potential regulatory development milestone payments, and up to $62,079 (RMB400,000) in commercial milestone payments, respectively. In addition, Wanchunbulin will be eligible to receive royalty payments based on net sales of the Plinabulin Products, which sets forth minimum royalties to be received by Wanchunbulin for a specified period.

The Hengrui Collaboration Agreement is within the scope of ASC 808 as both parties are active participants and are exposed to the risks and rewards dependent on the commercial success of the activities performed under the agreement. The Company identified the following material components under the agreement: (1) license of exclusive commercialization rights of the Plinabulin Products (the “License”), (2) the manufacturing and supply of the Plinabulin Products (the “Manufacturing and Supply Services”), and (3) research and development of the Plinabulin Products for additional indications. The Company further determined the license of exclusive commercialization rights of the Plinabulin Products and the manufacturing and supply of the Plinabulin Products are reflective of a vendor-customer relationship and therefore within the scope of ASC 606, and research and development of the Plinabulin Products for additional indications is not a promise to a customer within the scope of ASC 606.

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

4.	Collaboration revenue (continued)

Jiangsu Hengrui Pharmaceuticals Co., Ltd. (continued)

The Company determined that the License and the Manufacturing and Supply Services are not distinct from each other and represent a single performance obligation. The transaction price of the arrangement was the upfront payment of $31,039 (RMB200,000). The development and commercialization milestone payments and the minimum royalty payments are fully constrained at contract inception due to uncertainty of achievement and are not included in the transaction price. The transaction price allocated to the License and Manufacturing and Supply Services, as a combined performance obligation, will be recognized as revenue over time using unit of delivery measure of progress, as the Company believes that it faithfully depicts the Company’s performance toward complete satisfaction of the performance obligation. The Company did not recognize any revenues from the Hengrui Collaboration Agreement for the years ended December 31, 2021, 2022 and 2023, and recorded the entire upfront non-refundable fee received as deferred revenue.